PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 24,628	$ 24,141
Additions	2,543	2,188
Interest costs capitalized	16	24
Divestiture	(53)
Disposals	(18)	(37)
Depreciation	(2,192)	(2,365)
Impairment reversals (impairments)	30	(677)
Transfers	0	0
Property, plant and equipment, ending balance	24,954	24,628
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	63,793	61,862
Property, plant and equipment, ending balance	64,937	63,793
Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(39,165)	(37,721)
Property, plant and equipment, ending balance	(39,983)	(39,165)
Buildings, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	7,473	7,753
Additions	23	10
Interest costs capitalized	0	0
Divestiture	(50)
Disposals	(7)	(24)
Depreciation	(1,139)	(1,219)
Impairment reversals (impairments)	42	(260)
Transfers	194	693
Property, plant and equipment, ending balance	6,536	7,473
Buildings, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	18,361	18,544
Property, plant and equipment, ending balance	17,237	18,361
Buildings, plant and equipment [member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(10,888)	(10,791)
Property, plant and equipment, ending balance	(10,701)	(10,888)
Mining property subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	13,569	12,288
Additions	154	259
Interest costs capitalized	0	0
Divestiture	(2)
Disposals	(1)	(1)
Depreciation	(1,053)	(1,146)
Impairment reversals (impairments)	(13)	(412)
Transfers	1,831	1,757
Property, plant and equipment, ending balance	14,485	13,569
Mining property subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	29,901	27,268
Property, plant and equipment, ending balance	31,824	29,901
Mining property subject to depreciation [Member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(16,332)	(14,980)
Property, plant and equipment, ending balance	(17,339)	(16,332)
Mining property not subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,586	4,100
Additions	2,366	1,919
Interest costs capitalized	16	24
Divestiture	(1)
Disposals	(10)	(12)
Depreciation	0	0
Impairment reversals (impairments)	1	(5)
Transfers	(2,025)	(2,450)
Property, plant and equipment, ending balance	3,933	3,586
Mining property not subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,531	16,050
Property, plant and equipment, ending balance	15,876	15,531
Mining property not subject to depreciation [Member] | Accumulated depreciation and impairments
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(11,945)	(11,950)
Property, plant and equipment, ending balance	$ (11,943)	$ (11,945)